RECLAMATION AND CLOSURE COST OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
RECLAMATION AND CLOSURE COST OBLIGATIONS
Schedule of reclamation and closure cost obligations

Changes to the reclamation and closure cost obligations are as follows:

	Rainy	New		Cerro San
(in millions of U.S. dollars)	River	Afton	Mesquite	Pedro	Blackwater	Total
CHANGES TO RECLAMATION AND CLOSURE COST OBLIGATIONS
Balance - December 31, 2017	63.4	11.6	20.5	19.2	9.4	124.1
Reclamation expenditures	(0.3)	—	—	(0.9)	—	(1.2)
Unwinding of discount	1.5	0.2	0.4	0.1	0.2	2.4
Revisions to expected cash flows	(6.1)	(0.3)	(0.9)	1.5	(0.5)	(6.3)
Foreign exchange movement	(4.9)	(0.8)	—	0.1	(0.8)	(6.4)
Less: amounts reclassified as held for sale and sold	—	—	(20.0)	—	—	(20.0)
Balance - December 31, 2018	53.6	10.7	—	20.0	8.3	92.6
Less: current portion of closure costs (Note 7)	—	—	—	(6.5)	—	(6.5)
Non-current portion of closure costs	53.6	10.7	—	13.5	8.3	86.1
Balance - December 31, 2018	53.6	10.7	—	20.0	8.3	92.6
Reclamation expenditures	(0.2)	—	—	(8.6)	—	(8.8)
Unwinding of discount	1.1	0.2	—	1.2	0.2	2.7
Revisions to expected cash flows	9.7	6.4	—	(0.6)	0.5	16.0
Foreign exchange movement	2.8	0.7	—	0.6	0.4	4.5
Balance - December 31, 2019	67.0	18.0	—	12.6	9.4	107.0
Less: current portion of closure costs (Note 7)	(1.4)	—	—	(10.9)	—	(12.3)
Non-current portion of closure costs	65.6	18.0	—	1.7	9.4	94.7